Goodwill and Intangible Assets	12 Months Ended
Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill by reportable segment at December 27, 2014 and December 28, 2013 was:

	December 27, 2014	December 28, 2013
	(in millions)
Cheese	$3,000	$3,000
Beverages & Snack Nuts	2,460	2,460
Refrigerated Meals	985	985
Meal Solutions	3,046	3,046
International	1,061	1,151
Other Businesses	852	863
Goodwill	$11,404	$11,505

The change in Goodwill during 2014 of $101 million reflects the impact of foreign currency.
Intangible assets consist primarily of indefinite-lived trademarks. Amortizing intangible assets were insignificant in both periods presented.
We test goodwill and indefinite-lived intangible assets for impairment at least annually in the fourth quarter or when a triggering event occurs. There were no impairments of goodwill or intangible assets in 2014, 2013, or 2012. During our annual 2014 indefinite-lived intangible asset impairment test, we noted that a $958 million trademark and a $261 million trademark within Meal Solutions had excess fair values over their carrying values of less than 20%. While these trademarks passed the 2014 impairment test, if our projections of future operating income were to decline, or if valuation factors outside of our control, such as discount rates, change unfavorably, the estimated fair value of one or both of these trademarks could be adversely affected, leading to a potential impairment in the future.